Other receivables (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Contract A earnings in excess of billings	$ 449,873
Other earnings in excess of billings	140,471
Other receivable	660	21,697
Total	$ 591,004	$ 21,697